Definitive Agreement to Acquire the IT Units of Metro AG - Additional Information (Details) - 12 months ended Mar. 31, 2021 € in Millions, ₨ in Millions	INR (₨)	EUR (€)
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Advance paid on purchase of asset	₨ 4,463	€ 52